Consolidated Statements of Changes in Shareholders' Equity $ in Thousands, $ in Thousands		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] HKD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Statutory Reserve [Member] USD ($)	Statutory Reserve [Member] HKD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
As of December 31, 2024 at Dec. 31, 2022			$ 2		$ 6		$ 2,492		$ 2,806		$ 555		$ 30,183		$ 36,044
Balance, Shares at Dec. 31, 2022 | shares	[1]	2,000,000	2,000,000	8,000,000	8,000,000
Net loss for the year													(1,462)		(1,462)
Foreign currency translation											(809)				(809)
Issuance of ordinary Shares, net of issuance costs			1				26,002								26,003
Balance at Dec. 31, 2023			$ 3		$ 6		28,494		2,806		(254)		28,721		59,776
Balance, Shares at Dec. 31, 2023 | shares	[1]	3,000,000	3,000,000	8,000,000	8,000,000
Net loss for the year													(15,482)		(15,482)
Foreign currency translation											(854)				(854)
Issuance of ordinary Shares, net of issuance costs							2,076								2,076
Issuance of ordinary Shares, net of issuance costs, shares | shares	[1]	62,500	62,500
Balance at Dec. 31, 2024			$ 3		$ 6		30,570		2,806		(1,108)		13,239		45,516
Balance, Shares at Dec. 31, 2024 | shares	[1]	3,062,500	3,062,500	8,000,000	8,000,000
Net loss for the year													(10,643)	$ (1,365)	(10,643)
Foreign currency translation											755				755
Balance at Dec. 31, 2025			$ 3	$ 1	$ 6	$ 3,919	$ 30,570	$ 360	$ 2,806	$ (45)	$ (353)	$ 333	$ 2,596	$ 4,568	$ 35,628
Balance, Shares at Dec. 31, 2025 | shares	[1]	3,062,500	3,062,500	8,000,000	8,000,000

[1]	In connection with the undertaking of a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 10,000,000 shares of ordinary shares outstanding effected on November 18, 2022 that have been retroactively restated to the beginning of the first period presented. On December 1, 2023 the Company closed the IPO. The offering was conducted pursuant to the Company’s registration statement and 1,000,000 shares of ordinary shares were issued at the IPO price of $5.00 per share after the offering. The Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “FEBO.” On January 11, 2024, the representative of the underwriters partially exercised the over-allotment option and on January 16, 2024 purchased 62,500 ordinary shares at the IPO price of $5.00 per share.